Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

TIMING OF GRANTS OF EQUITY AWARD

Neither the Board of Directors nor the Compensation and Stock Option Committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material non-public information based on equity award grant dates. During the last completed fiscal year, with one exception, the Company did not make any stock option awards to NEOs within the four-business-day period before or the one-business-day period after the filing of any Form 10-K, 10-Q or 8-K containing material non-public information (as defined in Item 402(x) of Regulation S-K). The sole exception was a stock option granted to Mr. te Boekhorst under terms negotiated with him in September 2025 as an inducement to become President and CEO at a later date (originally planned to be in mid-November 2025). More specifically, the Company agreed to make two initial stock option grants to him – one in September 2025 and the second to be made promptly after his commencement as CEO. Mr. te Boekhorst commenced employment on November 1, 2025 (two weeks earlier than originally planned) and as agreed the Company granted his second stock option within several days thereafter. The following tabular disclosure is provided pursuant to Item 402(x) referenced above.

Name	Grant Date	Number of securities underlying the award	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Paul Olivier te Boekhorst	11/07/2025	74,277	$453,090	Closing market price declined by 12% (price was $6.13 per share on 11/12/2025 and $5.40 per share on 11/14/2025 - option granted at $6.10 per share on 11/07/2025)

Award Timing Method	Neither the Board of Directors nor the Compensation and Stock Option Committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material non-public information based on equity award grant dates. During the last completed fiscal year, with one exception, the Company did not make any stock option awards to NEOs within the four-business-day period before or the one-business-day period after the filing of any Form 10-K, 10-Q or 8-K containing material non-public information (as defined in Item 402(x) of Regulation S-K).
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

TIMING OF GRANTS OF EQUITY AWARD

Neither the Board of Directors nor the Compensation and Stock Option Committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material non-public information based on equity award grant dates. During the last completed fiscal year, with one exception, the Company did not make any stock option awards to NEOs within the four-business-day period before or the one-business-day period after the filing of any Form 10-K, 10-Q or 8-K containing material non-public information (as defined in Item 402(x) of Regulation S-K). The sole exception was a stock option granted to Mr. te Boekhorst under terms negotiated with him in September 2025 as an inducement to become President and CEO at a later date (originally planned to be in mid-November 2025). More specifically, the Company agreed to make two initial stock option grants to him – one in September 2025 and the second to be made promptly after his commencement as CEO. Mr. te Boekhorst commenced employment on November 1, 2025 (two weeks earlier than originally planned) and as agreed the Company granted his second stock option within several days thereafter. The following tabular disclosure is provided pursuant to Item 402(x) referenced above.

Name	Grant Date	Number of securities underlying the award	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Paul Olivier te Boekhorst	11/07/2025	74,277	$453,090	Closing market price declined by 12% (price was $6.13 per share on 11/12/2025 and $5.40 per share on 11/14/2025 - option granted at $6.10 per share on 11/07/2025)

Paul Olivier te Boekhorst [Member]
Awards Close in Time to MNPI Disclosures
Name	Paul Olivier te Boekhorst
Underlying Securities	74,277
Fair Value as of Grant Date	$ 453,090
Underlying Security Market Price Change	0.12